Share capital	3 Months Ended
Mar. 31, 2019
Share Capital [Abstract]
Share capital
10.	Share capital

Authorized share capital

Unlimited number of common shares without par value.

At March 31, 2019, the Company had 36,804,997 issued and outstanding common shares (December 31, 2018 – 32,332,343).

During the three months ended March 31, 2019, the Company issued a total of 3,333,334 common shares for gross proceeds of $16,085,772. There were 93,020 common shares issued for services with a fair value of $201,077. Share issue costs related to these issuances was $1,360,551. Upon the exercise of warrants, the Company issued 1,046,300 common shares with a fair value of $4,657,266.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three month ended March 31, 2019 was based on the loss attributable to common shareholders of $20,629,865 (March 31, 2018 - $2,403,974) and the weighted average number of common shares outstanding of 33,044,040 (2018- 24,468,974). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company.

Options granted vest one-quarter on the first anniversary subsequent to the grant date and the remaining three-quarters vest in thirty-six equal monthly instalments commencing on the first anniversary of the grant date.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the period ended March 31, 2019 are as follows:

		March 31, 2019
	Number of options	Weighted average exercise price
Options outstanding, beginning	4,756,174	$2.73
Options granted	1,228,182	4.52
Options forfeited	(112,500)	8.41
Options cancelled	(275,000)	11.75
Options outstanding, ending	5,596,856	$2.63

Details of options outstanding as at March 31, 2019 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	3.20 years	2,045,455	1,960,228
$0.30	3.37 years	308,522	282,812
$0.80	3.70 years	677,273	564,394
$0.80	3.94 years	12,500	9,635
$2.00	4.23 years	12,500	7,161
$2.00	4.89 years	352,500	248,229
$2.00	5.36 years	50,000	20,833
$9.60 USD	5.77 years	205,000	62,032
$6.18 USD	6.36 years	175,000	-
$1.53 USD	4.64 years	120,000	30,000
$5.00 USD	4.67 years	409,924	409,924
$3.40 USD	6.97 years	1,228,182	708,182
	4.56 years	5,596,856	4,303,430

The weighted average grant date fair value of options granted during the three months ended March 31, 2019 was $2.21. The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

Three months ended March 31, 2019
Expected life of options	3.5 - 5 years
Annualized volatility	62.29%
Risk-free interest rate	1.58%
Dividend rate	0%

During the three month ended March 31, 2019, the Company recognized stock-based compensation expense of $1,999,992 (March 31, 2018 - $790,234).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the three months ended March 31, 2019 are as follows:

	March 31, 2019		December 31, 2018
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	22,369,718	$5.03	11,856,857	$4.70
Warrants issued	-	-	10,807,093	5.36
Warrants exercised	(1,046,300)	3.94	(294,232)	5.08
Warrants outstanding, ending	21,323,418	$4.60	22,369,718	$5.03

At March 31, 2019, all warrants outstanding, except for 212,500 placement agents’ warrants, were exercisable. Details of warrants outstanding as at March 31, 2019 are as follows:

Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.57 years	11,057,558
$2.00 USD - $24.00 USD	4.40 years	5,764,492
Transferable Warrants
$4.25 USD	4.36 years	4,501,368